Borrowing Arrangements - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Borrowing Arrangements Related Party

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In May 2020, the Sponsor purchased 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate consideration of $25,000. On May 29, 2020, the Sponsor transferred an aggregate of 155,000 Founder Shares to certain members of the Company’s management team. On October 13, 2021, the Sponsor distributed 1,678,500 Founder Shares to Sunny Siu. In January 2022, the Sponsor distributed 755,930 Founder Shares to ACE SO5 Holdings Limited (“ACE SO5”), an affiliate of the Sponsor, and ACE SO5 became a party to (i) the Letter Agreement, dated as of July 27, 2020, by and among ACE, the Sponsor and certain of ACE’s current and former officers, directors and director nominees, and (ii) the Sponsor Support Agreement (as defined below).

The Sponsor, the initial shareholders and their respective permitted transferees have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Working Capital Facility

On August 12, 2020, the Company entered into a working capital facility (the “Working Capital Facility”) with ASIA-IO Advisors Limited (“ASIA-IO”), an affiliate of the Company, in the aggregate amount of $1,500,000. The funds from the Working Capital Facility shall be utilized to finance transaction costs in connection with a Business Combination. The Working Capital Facility is non-interest bearing, non-convertible and due to be repaid upon the consummation of a Business Combination. In return, the Company deposited $900,000 into an account held by ASIA-IO, from which the Company may make fund withdrawals for up to $1,500,000. Any outstanding amounts deposited with ASIA-IO upon the completion of a Business Combination or dissolution of the Company, shall be returned to the Company. As of September 30, 2022, and December 31, 2021, the Company had $1,051,499 and $527,756, respectively, borrowings under the working capital facility.

Administrative Services Agreement

The Company entered into an agreement, commencing on July 28, 2020, to pay the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2022, the Company incurred $30,000 and $90,000, respectively, in fees for these services, of which such fee is included in accrued liabilities as of September 30, 2022, on the condensed consolidated balance sheet. For the three and nine months ended September 30, 2021, the Company incurred $30,000 and $90,000 in fees for these services. As of September 30, 2022, and December 31, 2021 the Company had accrued fees in the amount of $180,000 and $90,000, respectively.

Related Party Loans

On January 13, 2022, in connection with the Company’s extension of the date by which it must complete an initial business combination, the Sponsor agreed to contribute to the Company as a loan (as amended and restated on June 30, 2022, and August 28, 2022, the “Sponsor Loan”) $0.03 for each Class A Ordinary Share of the Company that was not redeemed in connection with the shareholder vote to approve such extension, for each month (or a pro rata portion thereof if less than a month) until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve the Tempo Business Combination and (ii) $1.5 million has been loaned. Up to $1.5 million of the loans may be settled in whole warrants to purchase Class A Ordinary Shares of the Company at a conversion price equal to $1.00 per warrant. The loan will not bear any interest, and will be repayable by ACE to the Sponsor upon the earlier of the date by which ACE must complete an initial business combination and the consummation of the Tempo Business Combination. The maturity date of the Sponsor Loan may be accelerated upon the occurrence of an Event of Default (as defined therein). Any outstanding principal under the Sponsor Loan may be prepaid at any time by ACE, at its election and without penalty, provided, however, that the Sponsor shall have a right to first convert such principal balance as described in Section 6 of the Sponsor Loan upon notice of such prepayment. On June 30, 2022, ACE and the Sponsor amended and restated the Sponsor Loan in its entirety to, among other things, increase the aggregate principal amount available thereunder from $1,500,000 to $2,000,000, contingent upon the approval by the Company’s shareholders of the proposal to extend the date by which the Company must complete an initial business combination to October 13, 2022, which proposal was approved by special resolution at an extraordinary general meeting on July 12, 2022. On August 28, 2022, ACE and the Sponsor amended and restated the Sponsor Loan in its entirety to, among other things, increase the aggregate principal amount available thereunder from $2,000,000 to $2,125,000, contingent upon the approval by ACE’s shareholders of the extension of the date by which ACE must consummate an initial business combination to January 30, 2023, which extension was approved in October 2022. For the three and nine months ended September 30, 2022, the Company contributed $221,190 and $1,451,532 to the Trust Account, respectively. Monthly deposits into the Trust Account following the October 2022 redemptions are based on the number of Class A Ordinary Shares still outstanding following such redemptions.

As of September 30, 2022, and December 31, 2021, the Company had $1,500,000 and $0 borrowings under the Sponsor Loan, respectively. Management has determined the fair value of the note is more accurately recorded at par since the conversion price is almost 1,250% higher than the value of the warrants. No arm’s-length transaction by a note holder would result in a conversion with this fact pattern, thus it is a more accurate depiction with recording at par. As such, no fair value change was booked to the condensed consolidated statements of operations.

As of September 30, 2022, and December 31, 2021, members of the Sponsor, the Company’s management and certain other related parties advanced the Company an aggregate of $427,857 and $0, respectively, for expenses related to operations and completing a Business Combination. The amounts loaned are non-interest bearing and due to be repaid upon the consummation of a Business Combination.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In May 2020, the Sponsor purchased 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate consideration of $25,000. On May 29, 2020, the Sponsor transferred an aggregate of 155,000 Founder Shares to certain members of the Company’s management team. On October 13, 2021, the Sponsor transferred an aggregate of 1,678,500 Founder Shares to Sunny Siu.

The Sponsor and the initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Working Capital Facility

On August 12, 2020, the Company entered into a working capital facility (the “Working Capital Facility”) with ASIA-IO Advisors Limited (“ASIA-IO”), an affiliate of the Company, in the aggregate amount of $1,500,000. The funds from the Working Capital Facility shall be utilized to finance transaction costs in connection with a Business Combination. The Working Capital Facility is non-interest bearing, non-convertible and due to be repaid upon the consummation of a Business Combination. In return, the Company deposited $900,000 into an account held by ASIA-IO, from which the Company may make fund withdrawals for up to $1,500,000. Any outstanding amounts deposited with ASIA-IO upon the completion of a Business Combination or dissolution of the Company, shall be returned to the Company. As of December 31, 2021 and 2020, the Company had $527,756 and no borrowing, respectively, borrowings under the working capital facility.

Administrative Services Agreement

The Company entered into an agreement, commencing on July 28, 2020, to pay the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company incurred $120,000, of which $90,000 is included in accounts payable and accrued expenses on the December 31, 2021 consolidated balance sheet. For the period from March 31, 2020 (inception) through December 31, 2020, the Company incurred and paid $20,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the Working Capital Loans.

TEMPO AUTOMATION INC
Borrowing Arrangements Related Party

(8)Borrowing Arrangements – Related Party

Convertible Promissory Notes

On January 18, 2022, the Company issued convertible promissory notes to P72 and Lux for gross proceeds of $5.0 million (the “2022 Promissory Notes”). The 2022 Promissory Notes bear simple interest on the unpaid principal at a rate of 10% per year and are due and payable by the Company on demand any time after November 15, 2022. The outstanding amount will convert into securities of ACE upon the earlier to occur of the closing of the transactions and the closing of the first qualified financing following any termination of the business combination agreement as applicable.

The exchange feature of the 2022 Promissory Notes was deemed an embedded derivative requiring bifurcation from the 2022 Promissory Notes (the “host contract”) and separate accounting as an embedded derivative liability. The proceeds from the 2022 Promissory Notes were first allocated to the embedded derivative liability, resulting in an embedded derivative liability of $0.1 million on issuance, with the remaining proceeds were then allocated to the host contract.

On August 25, 2022, the Company recorded a loss on extinguishment of $13.8 million which was equivalent to the difference between the carrying value of the 2022 Promissory Notes and the fair value on the modification date.

Bridge Note

In May 2022, the Company entered into the Bridge Note with ACE and AEPI, which was replaced in its entirety on substantially the same terms on July 1, 2022, pursuant to which AEPI agreed to loan to Tempo up to an aggregate principal amount of $5.0 million, $4.6 million of which was advanced to Tempo as of September 30, 2022.

The Bridge Note has an interest rate of 12% per annum, payable in-kind by increasing the outstanding principal amount of the Bridge Note. Interest shall be deemed to have commenced on May 19, 2022. The Bridge Note replaced a May 2022 loan on substantially the same terms in its entirety.

The conversion option of the Bridge Note was deemed an embedded derivative requiring bifurcation from the Bridge Note (the “host contract”) and is separately accounted for as an embedded derivative liability. The proceeds from the Bridge Note were first allocated to the embedded derivative liability, resulting in an embedded derivative liability of $0.1 million on issuance, with the remaining proceeds then allocated to the host contract.

On August 25, 2022, the Bridge Note was amended and restated on substantially similar terms to the August 2022 Bridge Notes (as defined below).

The amended and restated convertible bridge notes do not embody bifurcated exchange feature described above. As such, the extinguishment date fair value of exchange feature was included in the calculation of the debt extinguishment to derecognize the previously bifurcated derivative liability. The Company recognized $0.2 million and $22 thousand as gain on debt extinguishment and fair value change on derivatives, respectively, during the nine months ended September 30, 2022 in the accompanying condensed statements of operations.

The Company recorded a loss on extinguishment of $11.6 million which was equivalent to the difference between the carrying value of the Bridge Notes and the fair value on the modification date.

August 2022 Bridge Notes

On August 25, 2022, Tempo entered into a note purchase agreement with the Initial Bridge Investors under the Loan and Security Agreement, pursuant to which Tempo agreed to issue up to $5.0 million in aggregate principal amount of August 2022 Bridge Notes to the Initial Bridge Investors for aggregate cash proceeds of approximately $1.4 million and the cancellation of approximately $3.6 million of outstanding amounts owed under the Loan and Security Agreement. Additionally, Tempo may, from time to time prior to October 9, 2022, issue up to $0.7 million in aggregate principal amount of additional August 2022 Bridge Notes to one or more additional investors.

The August 2022 Bridge Notes initially bear interest at a rate of 10% per annum. The August 2022 Bridge Notes will mature, and all outstanding principal and accrued but unpaid interest thereunder will be due and payable by Tempo, on the earlier of August 25, 2023 and the time at which such outstanding amount becomes due and payable upon an event of default under the August 2022 Bridge Notes. Unless an event of default has occurred and is continuing at such time, upon the closing of the business combination, the consummation of another SPAC transaction, the consummation of a qualified financing or the consummation of an initial public offering or direct listing (“Qualified Financing”), all outstanding amounts under the August 2022 Bridge Notes, together with all accrued and unpaid interest thereon, as of such time will automatically convert in full into a number of shares of (i) Tempo common stock or (ii) Tempo preferred stock having terms equivalent to the terms of Tempo’s most senior preferred stock, in each case in accordance with the terms of the August 2022 Bridge Notes, such that the value of the securities received by the holder of any August 2022 Bridge Note will equal the product of (x) the aggregate principal amount, together with any accrued but unpaid interest, outstanding under such August 2022 Bridge Note as of the time of such conversion multiplied by (y) four. If an event of default has occurred and is continuing at such time, then upon the closing of the Business Combination, the consummation of another SPAC Transaction, the consummation of a qualified financing, the consummation of an initial public offering or direct listing or the consummation of any Change of Control, the August 2022 Bridge Notes will only be converted as set forth above if the holder of such note provides its written consent to such conversion. Upon the consummation of any change of control prior to the conversion of the August 2022 Bridge Notes, Tempo will pay to the holder of such August 2022 Bridge Note, upon the closing of such change of control and in full satisfaction of the applicable August 2022 Bridge Note, a cash amount equal to the sum of (i) the product of (a) the outstanding principal balance under the applicable August 2022 Bridge Note multiplied by (b) four, plus (ii) accrued and unpaid interest.

On August 25, 2022, as a condition to closing the issuance and sale of the August 2022 Bridge Notes, Tempo:

●	amended and restated the 2022 Promissory Notes on substantially similar terms to the August 2022 Bridge Notes.
●	entered into an amended and restated warrant with existing investors, which amended and restated that certain Warrant to Purchase Shares of Common Stock, dated as of October 11, 2021, to, among other things, provide for the automatic conversion, with an amended exercise price of zero, of such warrant into shares of Tempo common stock upon the consummation of the business combination, a business combination or similar transaction with another special purpose acquisition company, the consummation of a qualified financing or the consummation of an initial public offering or direct listing; and
●	adopted that certain Amended and Restated Fifth Amended and Restated Certificate of Incorporation of Tempo, to, among other things, (i) increase the authorized capital of Tempo for purposes of reserving for issuance an adequate number of shares of Tempo common stock and Tempo preferred stock for issuance upon conversion of the August 2022 Bridge Notes; and (ii) create a new series of Tempo preferred stock designated as “Series C-3 Preferred Stock” and establish the rights, preferences and privileges of such series of Tempo preferred stock for purposes of issuing shares of such series of Tempo preferred stock upon conversion of the August 2022 Bridge Notes. Unless an event of default has occurred and is continuing at such time, upon the closing of the business combination, the consummation of another SPAC transaction, the consummation of a qualified financing or the consummation of an initial public offering or direct listing, all outstanding amounts under the August 2022 Bridge Notes, together with all accrued and unpaid interest thereon as of such time will automatically convert in full into a number of shares of (i) Tempo common stock or (ii) Tempo preferred stock having terms equivalent to the terms of Tempo’s most senior preferred stock, in each case in accordance with the terms of the August 2022 Bridge Notes, such that the value of the securities received by the holder of any August 2022 Bridge Note will equal the product of (x) the aggregate principal amount, together with any accrued but unpaid interest, outstanding under such August 2022 Bridge Note as of the time of such conversion multiplied by (y) four. If an event of default has occurred and is continuing at such time, then upon the closing of the Business Combination, the consummation of another SPAC Transaction, the consummation of a qualified financing, the consummation of an initial public offering or direct listing or the consummation of any Change of Control, the August 2022 Bridge Notes will only be converted as set forth above if the holder of such note provides its written consent to such conversion. Upon the consummation of any change of control prior to the conversion of the August 2022 Bridge Notes, Tempo will pay to the holder of such August 2022 Bridge Note, upon the closing of such change of control and in full satisfaction of the applicable August 2022 Bridge Note, a cash amount equal to the sum of (i) the product of (a) the outstanding principal balance under the applicable August 2022 Bridge Note multiplied by (b) four, plus (ii) accrued and unpaid interest.

The following table sets forth the net carrying amount of related party borrowings as on September 30, 2022 (in thousands):

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	39,593
Change in fair value	448
Balance, September 30, 2022	$40,041

The Company measures its related party borrowings at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of related party borrowings related to updated assumptions and estimates were recognized as change in fair value of debt within the condensed statements of operations.

In determining the fair value of the related party borrowings as of September 30, 2022, the Company applied the PWERM. The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security. Utilizing the PWERM, the Company assessed the probability that the related party borrowings would be converted to common stock through the consummation of a SPAC transaction or as a result of a Qualified Financing. Additional inputs used in applying the PWERM were: i) the expected timing of the conversion, ii) the amount subject to equity conversion, the sum of the notes’ principal and unpaid accrued interest, iii) the contractual conversion price adjustment, and iv) the discount rate.

September 30, 2022
Expected term	0.15 years
Discount rate	20.00%
Probability of Qualified Financing	90.00%

The notes payable – related party future principal payments are as follows during the years noted (in thousands):

As of
September 30, 2022
2022 (remaining)	$9,397
2023	1,240
Total future principal payments	$10,637